Fair Value Measurements - Additional Information (Detail)	Dec. 31, 2015 USD ($)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Money Market Funds [Member]
Fair Value, Estimate Not Practicable, Financial Statement Captions [Line Items]
Assets fair value	$ 1,000